Label	Element	Value
BNY Mellon International Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	April 30, 2021 BNY MELLON INVESTMENT FUNDS III – BNY Mellon International Bond Fund Supplement to Current Summary Prospectus and Prospectus
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon International Bond Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective June 1, 2021, the following information will supersede and replace the first paragraph in the section "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the prospectus:

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The fund also normally invests at least 65% of its assets in non-U.S. dollar denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets. The fund invests principally in bonds, but its fixed-income investments also may include notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, floating rate loans (limited to up to 20% of the fund's net assets) and other floating rate securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. The fund may invest up to 30% of its assets in emerging markets.

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